20. TRADE ACCOUNTS PAYABLE (Details) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017
TradeAccountsPayableLineItems [Line Items]
Adjustment to present value	R$ (48.0)	R$ (52.8)
Trade and accounts payable	5,552.4	6,445.5
Domestic [Member]
TradeAccountsPayableLineItems [Line Items]
Third parties	4,700.8	4,647.7
Related parties	0.0	16.6
Total	4,700.8	4,664.3
Foreign [Member]
TradeAccountsPayableLineItems [Line Items]
Third parties	1,079.4	2,030.7
Related parties	0.0	0.0
Total	R$ 1,079.4	R$ 2,030.7